Financial risks - Disclosure of detailed information about liquidity risk (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure of Financial Risks [Line Items]
Revolving credit facility	$ 231,735
Lease liabilities	10,260
Financial liabilities	241,995
2024 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	14,493
Lease liabilities	1,782
Financial liabilities	16,275
2025 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	14,493
Lease liabilities	1,800
Financial liabilities	16,293
2026 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	202,749
Lease liabilities	1,800
Financial liabilities	204,549
2027 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	0
Lease liabilities	1,800
Financial liabilities	1,800
2028-2029 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	0
Lease liabilities	3,078
Financial liabilities	$ 3,078